Revenue Recognition and Accounts Receivable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition
Total net revenues	$ 191,439,034	$ 119,498,274	$ 529,644,247	$ 345,278,337
Unbilled revenue	18,064,863		8,611,272	$ 4,002,067
Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	128,973,725	68,955,964	316,450,937
Transferred over Time [Member]
Revenue Recognition
Total net revenues	62,465,309	50,542,310	213,193,310
Sleep
Revenue Recognition
Total net revenues	91,562,523	65,184,027	305,388,811
Sleep | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	68,893,964	47,127,169	224,542,433
Sleep | Transferred over Time [Member]
Revenue Recognition
Total net revenues	22,668,559	18,056,858	80,846,378
Supplies To The Home [Member]
Revenue Recognition
Total net revenues	33,338,901	2,028,936
Supplies To The Home [Member] | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	33,338,901	2,028,936
HME
Revenue Recognition
Total net revenues	23,756,404	20,731,645	89,160,503
HME | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	11,579,127	10,489,009	45,948,275
HME | Transferred over Time [Member]
Revenue Recognition
Total net revenues	12,177,277	10,242,636	43,212,228
Respiratory
Revenue Recognition
Total net revenues	27,775,378	21,708,264	87,197,839
Respiratory | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	2,768,427	1,279,075	5,779,842
Respiratory | Transferred over Time [Member]
Revenue Recognition
Total net revenues	25,006,951	20,429,189	81,417,997
Other
Revenue Recognition
Total net revenues	15,005,828	9,845,402	47,897,094
Other | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	12,393,306	8,031,775	40,180,387
Other | Transferred over Time [Member]
Revenue Recognition
Total net revenues	2,612,522	1,813,627	7,716,707
Government payor
Revenue Recognition
Total net revenues	51,244,994	38,100,765	168,686,247
Insurance payor
Revenue Recognition
Total net revenues	114,450,697	67,717,162	300,360,975
Patient payor
Revenue Recognition
Total net revenues	$ 25,743,343	$ 13,680,347	$ 60,597,025